UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        November 12, 2008
     -----------------          ----------------------        --------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:     $4,293 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F

QTR ENDED: 09/30/08                 Name of Reporting Managers:          Troob Capital Management LLC         (SEC USE ONLY)

        Item 1:            Item 2:          Item3:   Item 4:             Item 5:       Item 6:      Item 7:         Item 8:
     Name of Issuer     Title of Class      CUSIP    Fair Market   Shares or           Investment   Other       Voting Authority
                                                       Value       Principal  Sh/ Put/ Discretion  Managers   (a)      (b)    (c)
                                                     (x $1000)      Amount    Prn Call                        Sole   Shared  None
Federal Mogul                 COM           313549404  1,612       128,443    SH          Sole                128,443
Hayes Lemmerz Intl            COM NEW       420781304  2,495       913,999    SH          Sole                913,999
IShares Russell 2000          COM           464287905     37           412    SH  Calls   Sole                    412
IShares Russell 2000          COM           464287905      2            29    SH  Calls   Sole                     29
Smurfit-Stone Container Corp  COM           832727101    147        31,200    SH          Sole                 31,200

                                           Value:      4,293

                                           Count:         5